Share Based Compensation - Summary of the Stock Option Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Option Shares, Beginning Balance	5,400,426	3,441,798	3,441,798	2,348,196
Number of Option Shares, Granted	1,603,709	694,895	2,439,276	2,549,791
Number of Option Shares, Exercised	(800,092)	(54,187)	(426,452)	(736,294)
Number of Option Shares, Cancelled/ Forfeited	(84,524)	(34,667)	(54,196)	(719,895)
Number of Option Shares, Ending Balance	6,119,519	4,047,839	5,400,426	3,441,798	2,348,196
Number of Option Shares, Exercisable	1,590,507		1,262,681
Number of Option Shares, Exercisable and expected to vest	6,119,519		5,400,426
Weighted Average Exercise Price, Beginning Balance	$ 1.39	$ 0.53	$ 0.53	$ 0.46
Weighted Average Exercise Price, Granted	9.68	1.88	2.46	0.56
Weighted Average Exercise Price, Exercised	6.74	0.50	0.69	0.40
Weighted Average Exercise Price, Cancelled/ Forfeited	2.84	0.49	0.51	0.54
Weighted Average Exercise Price, Ending Balance	2.84	$ 0.76	1.39	$ 0.53	$ 0.46
Weighted Average Exercise Price, Exercisable	0.89		0.66
Weighted Average Exercise Price, Exercisable and expected to vest	$ 2.84		$ 1.39
Weighted-average Remaining Contractual Term, Outstanding	8 years 5 months 8 days	8 years 6 months 14 days	8 years 8 months 1 day	8 years 9 months 18 days	8 years 6 months 29 days
Weighted-average Remaining Contractual Term, Exercisable	7 years 7 months 13 days		7 years 10 months 6 days
Weighted-average Remaining Contractual Term, Exercisable and expected to vest	8 years 5 months 8 days		8 years 8 months 1 day
Aggregate Intrinsic Value, Outstanding	$ 204,880	$ 1,480	$ 44,800	$ 5,000	$ 1,400
Aggregate Intrinsic Value, Exercisable	56,400		11,300
Aggregate Intrinsic Value, Exercisable and expected to vest	$ 204,880		$ 44,800